Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2011
Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model

The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011
Dividend rate	3.0%	2.4%	1.5%
Risk-free interest rate	1.1%	0.7%	0.3%
Expected volatility	23%	30%	32%
Expected holding period (years)	5.0	5.0	5.0

Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2008	8,341,600	¥6,038	5.71	¥1,753
Granted	3,494,000	4,726
Exercised	(119,900)	3,626
Canceled	(375,000)	6,889

Options outstanding at March 31, 2009	11,340,700	5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	¥4,941	5.04	¥565

Options exercisable at March 31, 2009	4,971,700	¥5,302	3.76	¥1
Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2011:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	Dollars	Years		Yen	Dollars
¥3,183 – 6,000	10,508,800	¥4,030	$48	5.63	4,069,800	¥4,611	$55
6,001 – 7,278	5,278,000	6,754	81	3.87	5,278,000	6,754	81

3,183 – 7,278	15,786,800	4,941	59	5.04	9,347,800	5,821	70